Restructuring	9 Months Ended
Sep. 30, 2025
Restructuring and Related Activities [Abstract]
Restructuring

Note 15. Restructuring

In May 2024, the Company implemented a reduction-in-force of approximately 67% of its total workforce as a result of the recently announced research and development program prioritization under which the Company’s hematopoietic stem cell transplantation-associated thrombotic microangiopathy (“HSCT-TMA”) program with investigational nomacopan was suspended. The reduction-in-force was part of an operational restructuring plan (the “May 2024 Restructuring Plan”) which also included the elimination of certain senior management positions. The May 2024 Restructuring Plan was completed in the third quarter of 2024. The purpose of the May 2024 Restructuring Plan, including the reduction-in-force, was to reduce HSCT-TMA program related operating costs, while supporting the execution of the Company’s long-term strategic plan including the acquisition of Peak Bio. As of September 30, 2025, the Company does not expect to incur additional restructuring-related expenses related to the May 2024 Restructuring Plan.

The following table presents the restructuring reserve and activity for the nine months ended September 30, 2025:

	Severance and	Other
(In thousands)	Employee Benefit Costs	Restructuring Charges	Total
Balance at December 31, 2024	$450	$—	$450
Restructuring adjustment	(50)	—	(50)
Cash payments	(400)	—	(400)
Balance at September 30, 2025	$—	$—	$—

The following table presents the restructuring reserve and activity for the nine months ended September 30, 2024:

	Severance and	Other
(In thousands)	Employee Benefit Costs	Restructuring Charges	Total
Balance at December 31, 2023	$—	$—	$—
Restructuring charges	1,562	78	1,640
Cash payments	(827)	(78)	(905)
Non-cash stock-based compensation	(285)		(285)
Balance at September 30, 2024	$450	$—	$450

The restructuring reserve is presented within accrued expenses in the Company’s condensed consolidated balance sheets for the nine months ended September 30, 2024.